SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of Property and Equipment, Estimated Useful Lives

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following annual rates:

%

Computers, peripheral equipment and electronic equipment	15 – 33 (mainly 33)
Office furniture and equipment	6 – 14 (mainly 6)
Leasehold improvements	Over the shorter of the related lease period or the life of the asset

Schedule of Cumulative Effect to Consolidated Balance Sheet

The cumulative effect of the changes made to the Company's January 1, 2018 consolidated balance sheet for the adoption of Topic 606 were as follows (USD, in thousands):

	Balance at December 31, 2017	Adjustments due to Topic 606	Balance at January 1, 2018
Prepaid expenses and other current assets	19,246	(10,745)	8,501
Prepaid expenses and other long-term assets	3,823	(2,697)	1,126
Deferred revenues ST	202,482	(25,379)	177,103
Deferred revenues LT	14,329	(6,393)	7,936
Accumulated deficit	(299,581)	18,330	(281,251)

Schedule of Total Accumulated Other Comprehensive Loss, Net

The total accumulated other comprehensive loss was comprised as follows:

	Year ended December 31, 2019
	Unrealized gain (losses) on marketable securities	Unrealized gain (losses) on cash flow hedges	Total
Beginning balance	$(315)	$(1,376)	$(1,691)
Other comprehensive income before reclassifications, net	1,167	2,027	3,194
Amounts reclassified from accumulated other comprehensive income	-	(147)	(147)
Net current period other comprehensive income	1,167	1,881	3,048
Total accumulated other comprehensive loss	$852	$505	$1,357

	Year ended December 31, 2018
	Unrealized gain (losses) on marketable securities	Unrealized gain (losses) on cash flow hedges	Total
Beginning balance	$(291)	$5	$(286)
Other comprehensive income before reclassifications, net	(24)	(3,068)	(3,092)
Amounts reclassified from accumulated other comprehensive income	-	1,687	1,687
Net current period other comprehensive loss	(24)	(1,381)	(1,405)
Total accumulated other comprehensive loss	$(315)	$(1,376)	$(1,691)

Schedule of Financial Assets and Liabilities Measured at Fair Value

The following table represents the fair value hierarchy of the Company's financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2019:

	December 31, 2019
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market funds	$204,067	$-	$-	$204,067

Marketable securities:
Government and corporate debentures - fixed interest rate	-	284,321	-	284,321
Government-sponsored enterprises	-	30,132	-	30,132
Government and corporate debentures - floating interest rate	-	27,146	-	27,146
Foreign currency derivative contracts assets	-	1,465	-	1,465
Total financials assets	$204,067	$343,064	$-	$547,131
Foreign currency derivative contracts liabilities		696		696
Total financials liabilities	$-	$696	$-	$696

F - 27

WIX.COM LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data)

NOTE 2:-SIGNIFICANT ACCOUNTING POLICIES (Cont.)

The following table represents the fair value hierarchy of the Company's financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2018:

	December 31, 2018
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market funds	$265,157	$-	$-	$265,157

Marketable securities:	-
Government and corporate debentures - fixed interest rate	-	69,217	-	69,217
Government and corporate debentures - floating interest rate	-	1,000	-	1,000
Foreign currency derivative contracts assets	-	2,573	-	2,573
Total financials assets	$265,157	$72,790	$-	$337,947
Foreign currency derivative contracts liabilities		2,596		2,596
Total financials liabilities	$-	$2,596	$-	$2,596

Schedule of consolidated balance sheet

The standard had a material impact on the Company’s consolidated balance sheets which resulted in the recognition of right of use ("ROU") assets and lease liabilities of $51,353 and $52,448, respectively, on January 1, 2019, which included reclassifying deferred rent and rent prepayments as components of the ROU assets. The standard did not have a material impact on the Company's consolidated statements of comprehensive income.

	Balance at January 1, 2019 based on ASC 842	Balance at January 1, 2019 as reported based on previous GAAP	Effect of change
ROU assets	51,353	-	51,353

Accrued lease expense	-	(1,095)	1,095

Lease liabilities short-term	(15,598)	-	(15,598)

Lease liabilities long-term	(36,850)	-	(36,850)